Organization and principal activities	12 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and principal activities

1. Organization and principal activities

Fitell Corporation (the “Company”) was incorporated in the Cayman Islands on April 11, 2022 under the Companies Act as an exempted company with limited liability. The Company conducts its primary operations of selling gym and fitness equipment in Australia through its indirectly held wholly owned subsidiaries that are incorporated and domiciled in Australia, namely GD Wellness Pty Ltd (“GD”). The Company holds GD via a wholly owned subsidiary, namely KMAS Capital and Investment Pty Ltd (“KMAS”) which is incorporated and domiciled in Australia.

Details of the Company and its subsidiaries are set out in the table as follows:

	Date of	Percentage of effective ownership		Place of
Name	incorporation	June 30, 2023	June 30, 2022	incorporation	Principal activities
Fitell Corporation	April 11, 2022	Parent	Parent	Cayman Islands	Investment holdings
KMAS Capital and Investment Pty Ltd	July 26, 2016	100%	100%	Australia	Investment holdings
GD Wellness Pty Ltd	July 22, 2005	100%	100%	Australia	Sales of gym and fitness equipment

Reorganization

On May 5, 2022, the Company entered into a Share Exchange Agreement (“Share Exchange Agreement”) with KMAS, which held all of the issued and outstanding shares of GD, and SKMA Capital and Investment Ltd, a company incorporated under the laws of the British Virgin Islands (“SKMA”), which holds all of the issued and outstanding shares of KMAS, pursuant to which the Company shall acquire all of the shares in KMAS from SKMA in exchange for the Company issuing 6,439,999 Ordinary Shares to SKMA in accordance with the terms of the Share Exchange Agreement. In addition, one (1) Ordinary Share was transferred back to SKMA from the registered office service provider in the setup of the Company. Following such share exchanges, KMAS and GD became the Company’s wholly-owned subsidiaries.

The combination has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with Accounting Standards Codification (“ASC”) Subtopic 805-50-45-5 “Business Combinations”, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. Since all of the subsidiaries were under common control for the entirety of the years ended June 30, 2023 and 2022, the results of these subsidiaries are included in the consolidated financial statements.

FITELL CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS